UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:   10/31_

Date of reporting period:   01/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Marathon Value Portfolio
Schedule of Investments
January 31, 2012
(Unaudited)

Common Stocks - 84.12%	Shares	Fair Value

Automobiles, Parts & Equipment - 1.75%
Autoliv, Inc.	3,600	$227,124
Genuine Parts Co.	8,500	542,130
		769,254

Banking - Financial - 4.03%
B of I Holdings, Inc. (a)	16,400	274,044
Credit Suisse Group AG (b)	6,600	171,864
First Niagara Financial Group, Inc.	15,000	143,550
Seacoast Banking Corp. of Florida (a)	221,000	364,650
SunTrust Banks, Inc.	18,500	380,545
U.S. Bancorp	15,530	438,257
		1,772,910

Communications, Broadcasting & Cable - 0.67%
SK Telecom Co., Ltd. (b)	21,000	294,210

Computer Software & Hardware - 6.58%
Cisco Systems, Inc.	29,000	569,270
Google, Inc. - Class A (a)	700	406,077
Intel Corp.	15,000	396,300
International Business Machines Corp.	6,200	1,194,120
Microsoft Corp.	11,100	327,783
		2,893,550

Data Services - 3.87%
Automatic Data Processing, Inc.	6,700	367,026
Equifax, Inc.	9,800	381,906
Global Payments, Inc.	9,500	475,190
Total System Services, Inc.	11,000	235,840
Verisk Analytics, Inc. - Class A (a)	6,000	240,420
		1,700,382

Delivery and Freight Services - 1.68%
United Parcel Service, Inc. - Class B	9,800	741,370

Durable Goods - 0.33%
Whirlpool Corp.	2,700	146,664

Electric Components, Parts & Equipment - 6.02%
Avnet, Inc. (a)	21,600	753,192
Corning, Inc.	15,000	193,050
Linear Technology Corp.	16,000	533,120
Secom Co., Ltd. (b)	23,139	267,487
TE Connectivity, Ltd.	14,100	480,810
Texas Instruments, Inc.	7,600	246,088
Zebra Technologies Corp. - Class A (a)	4,580	173,399
		2,647,146
Energy - 5.88%
Anadarko Petroleum Corp.	5,000	403,600
ConocoPhillips	6,600	450,186
Exxon Mobil Corp.	5,323	445,748
Noble Corp. (a)	22,900	797,836
Sasol Ltd. (b)	9,500	487,730
		2,585,100

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Common Stocks - 84.12% - continued	Shares	Fair Value

Finance - 0.25%
Reading International, Inc. - Class A (a)	26,300	$112,038

Gold & Silver Ores - 0.78%
Allied Nevada Gold Corp. (a)	9,500	341,335

Healthcare - 3.56%
Becton, Dickinson & Co.	5,500	431,255
Cardinal Health, Inc.	5,500	236,665
Life Technologies Corp. (a)	7,808	378,141
St. Jude Medical, Inc.	12,500	521,375
		1,567,436

Household Products - 3.90%
Colgate-Palmolive Co.	6,600	598,752
Kimberly-Clark Corp.	8,000	572,480
Procter & Gamble Co./The	8,627	543,846
		1,715,078

Industrial Conglomerates - 11.40%
3M Co.	10,700	927,797
Eaton Corp.	18,100	887,443
Emerson Electric Co.	11,400	585,732
General Electric Co.	23,300	435,943
Leggett & Platt, Inc.	5,200	111,592
Raven Industries, Inc.	14,342	930,652
Tyco International, Ltd.	22,275	1,134,911
		5,014,070

Industrial Machinery - 5.08%
Graco, Inc.	25,438	1,169,639
Illinois Tool Works, Inc.	7,200	381,816
Lincoln Electric Holdings, Inc.	15,900	682,905
		2,234,360

Insurance - 5.37%
Alleghany Corp. (a)	2,534	733,213
Aon Corp.	8,000	387,440
Berkshire Hathaway, Inc. - Class B (a)	6,500	509,405
National Western Life Insurance Co. - Class A	1,306	188,665
White Mountains Insurance Group, Ltd.	1,200	541,488
		2,360,211

Materials - 0.81%
AbitibiBowater, Inc. (a)	11,500	166,635
Bemis Co., Inc.	6,000	187,680
		354,315

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Common Stocks - 84.12% - continued	Shares	Fair Value

Packaged Foods - 3.92%
Archer-Daniels-Midland Company	16,000	$458,080
Campbell Soup Co.	17,500	554,750
Coca-Cola Co./The	2,000	135,060
PepsiCo, Inc.	8,800	577,896
		1,725,786

Pharmaceuticals - 3.70%
Bristol-Myers Squibb Co.	8,500	274,040
GlaxoSmithKline plc (b)	10,000	445,400
Novartis AG (b)	6,845	372,094
Novo Nordisk A/S (b)	1,300	154,934
Pfizer, Inc.	11,500	246,100
Teva Pharmaceutical Industries Ltd. (b)	3,000	135,390
		1,627,958

Publishing & Printing Media - 0.88%
John Wiley & Sons, Inc. - Class A	8,500	385,815

Restaurants - 1.89%
McDonald's Corp.	8,400	832,020

Retail Stores - 6.63%
Bed Bath & Beyond, Inc. (a)	7,000	424,900
Costco Wholesale Corp.	6,300	518,301
Family Dollar Stores, Inc.	2,500	139,500
Lowe's Companies, Inc.	23,500	630,505
Staples, Inc.	20,120	294,356
Tiffany & Co.	4,000	255,200
Walgreen Co.	8,000	266,880
Weis Markets, Inc.	9,100	384,657
		2,914,299

Services-Miscellaneous Amusement & Recreation - 0.71%
Walt Disney Co./The	8,000	311,200

Specialty Chemicals - 4.09%
PPG Industries, Inc.	9,000	806,220
Valspar Corp.	23,000	994,520
		1,800,740

Staffing Services - 0.34%
CDI Corp.	10,100	151,197

TOTAL COMMON STOCKS (Cost $26,362,315)		36,998,444

Real Estate Investment Trusts - 2.29%

Colony Financial, Inc.	15,881	269,342
EastGroup Properties, Inc.	3,800	180,500
Plum Creek Timber Co., Inc.	14,370	557,268

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $784,055)		1,007,110

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Preferred Stock - 0.94%	Shares	Fair Value

E. I. du Pont de Nemours & Co., callable on 04/23/2012 @ $120	4,000	$415,000

TOTAL PREFERRED STOCK (Cost $308,578)		415,000

Closed End Funds - 0.25%

iShares MSCI Germany Index Fund	5,000	106,650

TOTAL CLOSED END FUNDS (Cost $89,600)		106,650

Exchange Traded Funds - 0.14%

ProShares UltraShort Euro (a)	3,000	59,520

TOTAL EXCHANGE TRADED FUNDS (Cost $61,740)		59,520

Corporate Bonds - 7.16%	Principal Amount

Autozone, Inc., 5.875%, 10/15/2012	$200,000	$206,323
Citigroup, Inc., 5.300%, 10/17/2012	200,000	205,496
CWABS, Inc., 3.244%, 10/25/2032 (d) (f)	27,904	2,349
CWABS, Inc., 0.904%, 04/25/2032 (d) (f)	66,673	35,148
Goldman Sachs Group Inc./The, 5.700%, 09/01/2012	400,000	409,963
HCA Holdings, Inc. 6.950%, 05/01/2012	250,000	253,125
Human Genome Sciences, Inc. 2.250%, 08/15/2012	500,000	503,125
IMPAC CMB Trust, 1.176%, 10/25/2033 (e) (f)	122,050	102,221
IMPAC CMB Trust, 1.084%, 09/25/2034 (e) (f)	127,419	88,257
Kinder Morgan, Inc. 6.500%, 09/01/2012	300,000	305,250
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (c)	125,000	-
Mohawk Industries, Inc., 7.200%, 04/15/2012	500,000	505,000
Starwood Hotel & Resorts Worldwide, Inc., 6.250%, 02/15/2013	250,000	260,312
Tesoro Corp., 6.250%, 11/01/2012	265,000	272,950

TOTAL CORPORATE BONDS (Cost $3,256,170)		3,149,519

Money Market - 5.60%	Shares

Fidelity Institutional Money Market Portfolio, 0.26% (f)	2,465,114	$2,465,114

TOTAL MONEY MARKETS (Cost $2,465,114)		2,465,114

TOTAL INVESTMENTS (Cost $33,257,572) - 100.50%		$44,201,357

Liabilities in excess of other assets - 0.50%		(218,269)

TOTAL NET ASSETS - 100.00%		$43,983,088

(a) Non-income producing.
(b) American Depositary Receipt.
(c) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(d) Asset-Backed Security.
(e) Collateralized mortgage obligation.
(f) Variable rate securities; the coupon rate shown represents the rate at January 31, 2012.

Tax Related
Unrealized appreciation		11,849,837
Unrealized depreciation		(918,935)
Net unrealized appreciation		$10,930,902

Aggregate cost of securities for income tax purposes		$33,270,455

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Related Notes to the Schedule of Investments
January 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, preferred stocks, exchange traded funds and closed end funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Marathon Value Portfolio
Related Notes to the Schedule of Investments - continued
January 31, 2012
(Unaudited)

Fixed income securities, including corporate bonds, will be categorized as Level 1 securities when valued using market quotations in an active market. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) and cash equivalents are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$36,998,444	$-	$-	$36,998,444

Real Estate Investment Trusts	1,007,110	-	-	1,007,110

Preferred Stock	415,000	-	-	415,000

Closed-End Funds	106,650	-	-	106,650

Exchange Traded Funds	59,520	-	-	59,520

Corporate Bonds	-	3,149,519	** 0	3,149,519

Money Market	2,465,114	-	-	2,465,114

Total	$41,051,838	$3,149,519	$-	$44,201,357
* Refer to Schedule of Investments for industry classifications

** The Fund held a Mississippi Chemical Corp. corporate bond during the entire reporting period. The bond was fair valued at $0 during the entire period, and is classified as a Level 3 security. There was no activity related to this security during the year, nor did the Fund purchase, sell, or hold any other Level 3 securities during the period. Therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Fund had no transfers between Levels at anytime during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.

Jones Villalta Opportunity Fund
Schedule of Investments
January 31, 2012
(Unaudited)

Common Stocks - 99.61%	Shares	Fair Value

Consumer Discretionary - 16.28%
Automobiles
Ford Motor Co.	19,360	$240,451

Hotels, Restaurants & Leisure
MGM Resorts International (a)	21,505	280,640

Household Durables
Toll Brothers, Inc. (a)	8,300	181,023

Media
Walt Disney Co. / The	5,495	213,756

Retailing
Best Buy Co., Inc.	7,005	167,770
Gap, Inc. / The	10,750	204,035
Home Depot, Inc. / The	3,195	141,826
		513,631

Consumer Staples - 2.09%
Food & Staples Retailing
SUPERVALU, INC.	26,560	183,530

Energy - 10.31%
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	6,065	128,153
Chevron Corp.	1,565	161,320
ConocoPhillips	2,095	142,900
Exxon Mobil Corp.	2,890	242,009
Transocean Ltd.	4,875	230,588
		904,970

Financials - 30.04%
Banks
Bank of America Corp.	63,315	451,436
Capital One Financial Corp.	6,475	296,231
JPMorgan Chase & Co.	10,735	400,416
Wells Fargo & Co.	12,380	361,620
		1,509,703

Financials
Citigroup, Inc.	14,925	458,496
Goldman Sachs Group, Inc. / The	3,560	396,833
		855,329

Insurance
Hartford Financial Services Group, Inc. / The	15,545	272,348

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Common Stocks - 99.61% - continued	Shares	Fair Value

Health Care - 4.13%
Pharmaceuticals, Biotechnology & Life Sciences
Johnson & Johnson	3,155	$207,946
Pfizer, Inc.	7,245	155,043
		362,989

Industrials - 4.20%
Industrial Conglomerates
General Electric Co.	19,725	369,055

Information Technology - 24.78%
Communications Equipment
Corning, Inc.	21,305	274,195

Computers & Peripherals
Dell, Inc. (a)	16,975	292,479
Lexmark International, Inc. - Class A	4,355	151,990
		444,469

Semiconductors & Semiconductor Equipment
Intel Corp.	13,220	349,272

Software & Services
Microsoft Corp.	8,655	255,582

Technology Hardware & Equipment
EMC Corp. (a)	10,945	281,943
Hewlett-Packard Co.	8,990	251,540
International Business Machines Corp.	1,655	318,753
		852,236

Materials - 2.87%
Chemicals
Mosaic Co. / The	2,000	111,940

Metals & Mining
Alcoa, Inc.	13,845	140,665

Services - 1.15%
Telecommunication Services
NII Holdings, Inc. (a)	5,020	100,952

Utilities - 3.76%
Electric Utilities
AES Corp. / The (a)	25,880	330,229

TOTAL COMMON STOCKS (Cost $8,621,789)		8,746,965

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Money Market Securities - 0.34%	Shares	Fair Value

Fidelity Institutional Money Market Portfolio, 0.26% (b)	29,479	$29,479

TOTAL MONEY MARKET SECURITIES (Cost $29,479)		29,479

TOTAL INVESTMENTS (Cost $8,651,268) - 99.95%		$8,776,444

Other assets less liabilities - 0.05%		4,592

TOTAL NET ASSETS - 100.00%		$8,781,036

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2012.

Tax Related
Gross unrealized appreciation		$745,456
Gross unrealized depreciation		(622,909)
Net unrealized appreciation		$122,547

Aggregate cost of securities for income tax purposes		$8,653,897

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Related Notes to the Schedule of Investments
January 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles of the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Jones Villalta Opportunity Fund
Related Notes to the Schedule of Investments - continued
January 31, 2012
 (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$8,746,965	$-	$-	$8,746,965

Money Market Securities	29,479	-	-	29,479

Total	$8,776,444	$-	$-	$8,776,444
* Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the period ended January 31, 2012, there were no significant transfers between levels.  The amount of transfers in/out are reflected at the securities’ fair value at the reporting period end.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
January 31, 2012
(Unaudited)

Mutual Funds - 81.93%	Shares	Fair Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 79.97%

Aberdeen International Equity Fund - Institutional Class	325,051	$4,326,433
Akre Focus Fund - Institutional Class	374,995	5,178,675
AllianceBernstein Small/Mid-Cap Growth Fund, Inc. (a) (b)	1,294,464	9,125,974
Artisan Mid Cap Value Fund - Investor Class	669,810	13,791,383
Berwyn Fund (b)	144,220	4,491,022
Delaware Large Cap Value Fund - Investor Class (b)	464,379	7,601,884
Delaware Select Growth Fund - Institutional Class (a) (b)	214,441	8,311,749
Delaware SMID Cap Growth Fund - Institutional Class (b)	549,883	14,830,345
Dreyfus Appreciation Fund, Inc.	211,993	8,804,052
FAM Equity-Income Fund - Investor Class (b)	162,778	3,276,719
FBR Focus Fund - Investor Class (b)	154,640	7,319,119
First Eagle Overseas Fund - Institutional Class	403,007	8,737,183
Franklin Rising Dividends Fund - Advisor Class	238,072	8,496,802
ING Corporate Leaders Trust Fund - Class B (b)	443,567	10,135,516
Invesco Small Companies Fund - Institutional Class (b)	778,502	16,247,345
JPMorgan Large Cap Growth Fund	270,400	6,154,300
MFS International Value Fund - Institutional Class	552,321	13,896,390
MFS Massachusettes Investors Growth Stock Fund - Institutional Class	294,996	4,867,427
Neuberger Berman Genesis - Institutional Class	190,449	9,166,332
Royce Special Equity Fund - Investor Class	345,124	7,254,506
The James Small Cap Fund - Class A (b)	120,668	2,938,274
The Yacktman Fund	539,386	9,746,705
Thornburg Core Growth Fund - Institutional Class (a) (b)	458,008	8,033,469
Touchstone Large Cap Growth Fund - Class Y (a) (b)	413,246	10,636,941
Virtus Foreign Opportunity Fund - Institutional Class (b)	612,652	13,876,579
Wasatch Core Growth Fund (a) (b)	388,232	14,772,228

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $219,012,891)		232,017,352

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.96% (c)

Allianz NFJ Dividend Value Fund - Institutional Class	200	2,372
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	4,926
American Century International Discovery Fund - Institutional Class (a)	250	2,342
Artisan International Small Cap Fund - Investor Class	150	2,722
Artisan International Value Fund - Investor Class	150	3,916
Artisan Small Cap Value Fund - Investor Class	150	2,380
BlackRock International Opportunities Portfolio - Institutional Class	100	3,132
Bridgeway Small Cap Growth Fund	205	2,411
Bridgeway Small Cap Value Fund	179	2,597
Brown Capital Management Small Company Fund - Institutional Class (a)	109	5,103
Buffalo Small Cap Fund	150	3,981
Calamos International Growth Fund - Institutional Class (a)	81,329	1,352,498
Columbia Acorn International - Class Z	100	3,689
Columbia Acorn Select - Class Z	150	3,913
Columbia Small Cap Growth I Fund - Class Z	100	2,897
Columbia Value & Restructuring Fund - Class Z	50	2,388
Delaware Small Cap Value Fund - Institutional Class	100	4,035
DFA International Small Company Portfolio	100	1,502
DFA U.S. Small Cap Value Portfolio	100	2,488
Dreyfus Opportunistic MidCap Value Fund - Class A	100	2,828
Dreyfus Opportunistic Small Cap Fund	100	2,480
DWS Dreman Small Cap Value Fund - Institutional Class	85	2,981
Fidelity International Small Cap Fund	100	1,867
Fidelity Mid-Cap Stock Fund	150	4,237
Fidelity Small Cap Stock Fund (a)	150	2,677
Franklin Small Cap Value Fund - Advisor Class	100	4,514
Hartford International Opportunities Fund - Class Y	248	3,495
Heartland Value Fund	100	4,070
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	100	2,416

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Mutual Funds - 81.93% - continued	Shares	Fair Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.96% (c) - continued

Janus Overseas Fund - Class T	100	$3,695
Janus Venture Fund - Class T	100	5,555
JPMorgan Small Cap Equity Fund - Class S	226	8,567
Longleaf Partners Fund	150	4,209
Longleaf Partners Small-Cap Fund	100	2,548
Lord Abbett Developing Growth Fund, Inc. - Institutional Class (a)	100	2,194
Morgan Stanley Institutional Fund, Inc. - International Small Cap Portfolio - Institutional Class (a)	37	442
Oakmark International Fund - Institutional Class	150	2,665
Oakmark International Small Cap Fund - Institutional Class	150	1,914
Oakmark Select Fund - Institutional Class	150	4,428
Oberweis Micro-Cap Fund (a)	175	2,042
Oppenheimer International Small Company Fund - Class Y	100	1,955
Oppenheimer Small & Mid Cap Value Fund - Class Y (a)	100	3,163
Perkins Mid Cap Value Fund - Class T	200	4,252
Principal SmallCap Growth Fund I - Investor Class	200	2,208
Royce Low-Priced Stock Fund - Investor Class	150	2,372
Royce Opportunity Fund - Investor Class	151	1,723
Royce Premier Fund - Investor Class	300	5,967
Royce Special Equity Fund - Institutional Class	80,210	1,679,592
Royce Value Fund - Institutional Class	100	1,185
SunAmerica Focused Dividend Strategy Portfolio - Class A	203,325	2,488,695
T.Rowe Price International Discovery Fund	150	6,007
T. Rowe Price Small-Cap Value Fund	100	3,675
Tweedy Browne Global Value Fund	150	3,336
Vanguard Strategic Equity Fund	100	1,964
Wasatch International Growth Fund (a)	150	2,882

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $5,605,444) (c)		5,688,092

TOTAL MUTUAL FUNDS (Cost $224,618,335)		237,705,444

Exchange-Traded Funds - 17.46%

Consumer Discretionary Select Sector SPDR Fund	48,110	1,987,905
Consumer Staples Select SPDR Fund	371,174	11,888,703
iShares S&P SmallCap 600 Value Index Fund	28,800	2,167,488
PowerShares High Yield Equity Dividend Achievers Portfolio	916,024	8,436,581
PowerShares International Dividend Achievers Portfolio	263,340	3,915,866
PowerShares QQQ Trust, Series 1	235,855	14,271,586
WisdomTree Equity Income Fund	186,055	7,991,062

TOTAL EXCHANGE-TRADED FUNDS (Cost $48,530,883)		50,659,191

Money Market Securities - 0.27%

Fidelity Institutional Money Market Portfolio - Class I, 0.26% (d)	784,379	784,379

TOTAL MONEY MARKET SECURITIES (Cost $784,379)		784,379

TOTAL INVESTMENTS (Cost $273,933,597) - 99.66%		$289,149,014

Other assets less liabilities - 0.34%		987,033

TOTAL NET ASSETS - 100.00%		$290,136,047

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(d) Variable rate security; the money market rate shown represents the rate at January 31, 2012.

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Tax Related
Unrealized appreciation	$15,624,816
Unrealized depreciation	(411,291)
Unrealized appreciation (depreciation)	$15,213,525

Aggregate cost of securities for income tax purposes	$273,935,489

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments
January 31, 2012
(Unaudited)
	Principal
Corporate Bonds - 10.47%	Amount	Fair Value

Ally Financial, Inc., 4.500%, 02/11/2014	$60,000	$60,143
Ally Financial, Inc., 7.500%, 09/15/2020	130,000	139,912
American Airlines, Inc., Series A, 5.250%, 01/31/2021	29,956	28,608
American International Group, 4.250%, 09/15/2014	45,000	45,265
American International Group, 6.400%, 12/15/2020	240,000	261,496
Bank of America Corp., 5.875%, 01/05/2021	85,000	87,467
Bruce Mansfield Unit 1 2, 6.850%, 06/01/2034	14,546	15,589
Burlington NO SF 04-1 TR, 4.575%, 01/15/2021	61,511	67,201
Citigroup, Inc., 4.450%, 01/10/2017	110,000	114,819
Citigroup, Inc., 5.375%, 08/09/2020	13,000	13,789
Citigroup, Inc., 4.500%, 01/14/2022	68,000	67,830
Delta Air Lines, Inc., Series 071A, 6.821%, 08/10/2022	90,761	98,022
Entergy Arkansas, Inc., 5.000%, 07/01/2018	35,000	34,910
Entergy Texas, Inc., 3.600%, 06/01/2015	55,000	57,235
Ford Motor Credit Co. LLC, 3.785%, 01/15/2015	100,000	101,201
Ford Motor Credit Co. LLC, 4.250%, 02/03/2017	90,000	90,000
Ford Motor Credit Co. LLC, 5.000%, 05/15/2018	140,000	145,212
Fuel Trust, 4.207%, 04/15/2016 (b)	85,000	87,371
Fuel Trust, 3.984%, 06/15/2016 (b)	65,000	66,255
General Electric Cap Corp., 2.950%, 05/09/2016	95,000	99,322
General Electric Cap Corp., 4.625%, 01/07/2021	100,000	106,436
General Electric Cap Corp., 4.650%, 10/17/2021	80,000	84,679
General Electric Cap Corp., 6.875%, 01/10/2039	105,000	130,777
Goldman Sachs Group, Inc., 3.700%, 08/01/2015	55,000	55,970
Goldman Sachs Group, Inc., 6.000%, 06/15/2020	40,000	42,343
Goldman Sachs Group, Inc., 5.250%, 07/27/2021	23,000	23,018
Hartford Financial Services Group, 5.500%, 10/15/2016	60,000	63,775
Hartford Financial Services Group, 6.000%, 01/15/2019	105,000	111,104
Hartford Financial Services Group, 5.500%, 03/30/2020	57,000	59,355
JPMorgan Chase & Co., 4.250%, 10/15/2020	95,000	96,873
Liberty Mutual Group, 6.700%, 08/15/2016 (b)	25,000	26,918
Liberty Mutual Group, 5.000%, 06/01/2021 (b)	140,000	139,177
Lincoln National Corp., 4.850%, 06/24/2021	140,000	146,675
Mass Mutual Life Insurance Co., 5.375%, 12/01/2041 (b)	25,000	26,226
Merrill Lynch & Co., 5.000%, 01/15/2015	80,000	82,264
Morgan Stanley, 5.375%, 10/15/2015	70,000	72,126
Morgan Stanley, 5.750%, 01/25/2021	100,000	100,075
Nationwide Financial Services., 5.375%, 03/25/2021 (b)	155,000	157,180
News America, Inc., 4.500%, 02/15/2021	80,000	87,126
Northwest Air, Series, 2007-1 A, 7.027%, 11/01/2019	74,228	77,197
Prudential Financial, Inc., 4.500%, 11/16/2021	50,000	52,735
Prudential Holdings, LLC, 8.695%, 12/18/2023 (b)	41,000	50,114
Prudential Insurance Co., 8.300%, 07/01/2025 (b)	85,000	108,443
Qwest Corp., 7.125%, 11/15/2043	35,000	34,562
UAL 2007 Pass Trust, Series 071A, 6.636%, 07/02/2022	132,470	135,782
UNP RR CO 2004 Pass Trust, Series 04-1, 5.404%, 07/02/2025	63,095	72,747
UNP RR CO 2005 Pass Trust, Series 05-1, 5.082%, 01/02/2029	50,371	56,123
UNP RR CO 2006 Pass Trust, Series 06-1, 5.866%, 07/02/2030	29,965	34,958
US Airways 2011-1A PTT, Series A, 6.250%, 04/22/2023	87,095	83,176
US Airways 2011-1A PTT, Series A, 7.125%, 10/22/2023	40,000	39,100

TOTAL CORPORATE BONDS (Cost $3,923,523)		4,038,681

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)
	Principal
	Amount	Fair Value
Foreign Bonds Denominated in US Dollars - 2.28%

Barclays Bank PLC, 3.900%, 04/07/2015	$60,000	$61,489
Credit Suisse New York, 5.500%, 05/01/2014	200,000	213,488
Lloyds TSB Bank PLC, 6.375%, 01/21/2021	125,000	133,946
Royal Bank of Scotland PLC, 3.950%, 09/21/2015	50,000	49,709
Royal Bank of Scotland PLC, 6.125%, 01/11/2021	105,000	113,043
Telecom Italia Capital, 5.250%, 10/01/2015	70,000	67,812
Telecom Italia Capital, 7.721%, 06/04/2038	120,000	113,100
Telefonica Emisiones Sau, 5.462%, 02/16/2021	50,000	49,763
UBS AG Stamford Ct, Series BKNT, 5.875%, 12/20/2017	70,000	78,503

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $859,200)		880,853

U. S. Treasury Obligations - 5.06%

U. S. Treasury Notes - 5.06%

U.S. Treasury Note, 0.375%, 10/31/2012	340,000	340,691
U.S. Treasury Note, 0.625%, 12/31/2012	935,000	939,274
U.S. Treasury Note, 1.000%, 08/31/2016	450,000	457,945
U.S. Treasury Note, 3.125%, 11/15/2041	205,000	212,527

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,933,233)		1,950,437

Asset-Backed Securities - 20.83%

Ally Master Owner Trust, Series 2011-1, Class A1, 1.113%, 01/15/2016 (c)	115,000	115,335
Americredit Automobile Receivables Trust, Series 2008-AF, Class A4, 6.960%, 10/14/2014	76,480	78,721
Banc of America Commerical Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 10/10/2017	45,000	50,378
Banc of America Commerical Mortgage, Inc., Series 2003-1, Class A2, 4.648%, 09/11/2036	74,851	76,657
Banc of America Commerical Mortgage, Inc., Series 2002-2, Class A3, 5.118%, 07/11/2043	77,006	77,414
Banc of America Commerical Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 07/10/2044	80,000	89,971
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.186%, 05/11/2039	35,000	36,785
Chase Issuance Trust, 0.360%, 12/15/2014 (c)	150,000	150,047
Chase Issuance Trust, 0.410%, 12/15/2015 (c)	100,000	100,041
Chrysler Financial Auto Securitization, Series 2009-A, Class A3, 2.820%, 01/15/2016	31,393	31,596
Citibank Credit Card Issuance Trust, 2.040%, 03/17/2014 (c)	195,000	195,410
Credit Suisse Mortgage Capital Certificate, 5.250%, 03/27/2037 (b)	36,829	37,544
CS First Boston Mortgage Securities, Series 2005-10, Class 7A1, 5.000%, 09/25/2015	2,868	2,833
CS First Boston Mortgage Securities, Series 2002-CP5, Class A2, 4.940%, 12/15/2035	30,000	30,602
Discover Card Master Trust, 1.590%, 12/15/2014 (c)	65,000	65,315
Discover Card Master Trust, 1.590%, 02/17/2015 (c)	100,000	100,690
Fannie Mae, 3.500%, 02/01/2012 (e)	1,475,000	1,532,848
Fannie Mae, 3.000%, 03/01/2012 (e)	145,000	146,858
Fannie Mae, 3.500%, 03/01/2012 (e)	1,220,000	1,264,416
Fannie Mae, 0.234%, 07/26/2012 (c)	485,000	485,390
Fannie Mae, Series 2009-15, Class AB, 5.500%, 04/25/2025	793	794
Fannie Mae, Series 2004-67, Class AK, 4.250%, 01/25/2030	28,245	28,333
Fannie Mae, Pool # 468338, 0.715%, 06/01/2018	95,000	96,699
Fannie Mae, Pool # 468625, 0.685%, 07/01/2018	40,000	40,479
Fannie Mae, Pool # 468910, 0.695%, 08/01/2018	163,979	165,774
Fannie Mae, Pool # 465468, 4.230%, 07/01/2020	96,423	104,974
Fannie Mae, Pool # 466284, 4.610%, 10/01/2020	98,211	104,820
Fannie Mae, Pool # 466319, 3.230%, 11/01/2020	107,947	114,524
Fannie Mae, Pool # 466582 3.306%, 11/01/2020	515,000	515,443
Fannie Mae, Pool # AA4328, 4.475%, 04/01/2024	135,642	143,895
Fannie Mae, Pool # AE0879, 4.465%, 11/01/2025	115,096	122,099
Fannie Mae, Pool AB2822, 2.500%, 03/01/2026	55,232	56,821
Fannie Mae, Pool # 464398, 5.970%, 01/01/2040	19,604	24,427
Fannie Mae, Pool # 464400, 5.970%, 01/01/2040	14,703	18,320
Fannie Mae, Pool # 466890, 5.100%, 12/01/2040	24,692	27,842

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)
	Principal
Asset-Backed Securities - 20.83% - continued	Amount	Fair Value

FDIC Trust, Series 2011-C1, Class A, 1.840%, 03/25/2017 (b)	$42,032	$42,739
Ford Credit Auto Owners Trust, Series 2009-A, Class A3B, 2.790%, 05/15/2013 (c)	3,568	3,571
Ford Credit Auto Owners Trust, Series 2009-D, Class A3, 2.170%, 10/15/2013	32,262	32,424
Freddie Mac, 0.196%, 06/17/2013 (c)	505,000	505,659
Freddie Mac, 1.500%, 12/15/2015	12,375	12,384
Freddie Mac, 4.000%, 12/15/2024	137,184	144,598
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A, 5.145%, 07/10/2037	40,000	41,706
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4, 4.111%, 07/05/2035	80,370	82,470
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1, 1.140%, 03/06/2020 (b) (c)	86,309	86,197
Hertz Vehicle Financing, LLC, Series 2009-2A, Class A1, 4.260%, 03/25/2013 (b)	100,000	102,601
Hertz Vehicle Financing, LLC, Series 2011-1A, Class A1, 2.200%, 03/25/2015 (b)	125,000	126,024
Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.030%, 08/15/2013	45,877	46,054
Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.970%, 11/15/2013	40,000	40,167
MBNA Master Credit Card Trust, Series 1997-B, Class A, 0.410%, 08/15/2014 (c)	45,000	45,005
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A2, 0.400%, 12/15/2012 (c)	120,000	120,044
Mid-State Trust, Series 11, Class A1, 4.864%, 07/15/2038	18,178	18,606
NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.607%, 12/07/2020 (c)	155,340	155,848
Residential Funding Mortgage Securities II, Inc., 0.560%, 08/25/2033 (c)	20,074	15,314
SLM Student Loan Trust, Series 2008-2, Class A1, 0.860%, 01/25/2015 (c)	11,710	11,714
SLM Student Loan Trust, Series 2007-1, Class A3, 0.590%, 07/25/2018 (c)	76,629	76,410
Structured Asset Securities Corp., 2005-S6, Class A2, 0.860%, 11/25/2035 (c)	9,189	8,079
Structured Asset Securities Corp., 2005-S7, Class A2, 0.580%, 12/25/2035 (b) (c)	25,919	15,921
USAA Auto Owner Trust, Series 2010-1, Class A3, 1.300%, 06/16/2014	54,721	54,875
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.287%, 04/15/2034	15,615	15,622

TOTAL ASSET-BACKED SECURITIES (Cost $7,969,208)		8,038,127

Mutual Funds - 48.43%	Shares

Akre Focus Fund - Institutional Class	58,454	807,255
AllianceBernstein Small/Mid-Cap Growth Fund, Inc. (a)	116,888	824,057
Artisan Small Cap Fund (a)	41,357	808,942
Berwyn Fund	3,417	106,400
Calamos International Growth Fund - Institutional Class (a)	35,133	584,265
Delaware Select Growth Fund (a)	28,030	1,086,437
Delaware SMID Cap Growth Fund - Institutional Class	44,077	1,188,763
Dreyfus Appreciation Fund, Inc.	21,811	905,831
FAM Equity-Income Fund - Investor Class	60,565	1,219,170
Fidelity International Small Cap Fund	100	1,867
First Eagle Overseas Fund - Institutional Class	14,029	304,149
Franklin Rising Dividends Fund - Advisor Class	34,661	1,237,061
ING Corporate Leaders Trust Fund	49,442	1,129,751
Invesco Small Companies Fund - Institutional Class	57,358	1,197,061
Longleaf Partners Small-Cap Fund	89	2,255
Lord Abbett Developing Growth Fund, Inc. - Institutional Class	100	2,194
MFS International Value Fund - Institutional Class	44,869	1,128,911
Morgan Stanley Focus Growth Fund - Institutional Class (a)	100	3,791
SunAmerica Focused Dividend Strategy Portfolio - Class A	13,587	166,300
TCW Select Equities Fund - Institutional Class	17,453	325,496
The James Small Cap Fund	49,076	1,195,003
The Yacktman Fund	49,835	900,512
Thornburg Core Growth Fund - Institutional Class (a)	33,758	592,114
Touchstone Large Cap Growth Fund - Class Y (a)	22,338	574,977
Virtus Foreign Opportunity Fund - Institutional Class	50,645	1,147,120
Wasatch Core Growth Fund (a)	32,656	1,242,567
Wasatch Emerging Markets Small Cap Fund (a)	700	1,715

TOTAL MUTUAL FUNDS (Cost $17,800,113)		18,683,964

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)
	Shares	Fair Value
Exchange-Traded Funds - 11.31%

Consumer Discretionary Select Sector SPDR Fund	12,135	$501,418
Consumer Staples Select Sector SPDR Fund	19,885	636,917
PowerShares High Yield Equity Dividend Achievers Portfolio	122,265	1,126,061
PowerShares International Dividend Achievers Portfolio	35,127	522,338
PowerShares QQQ Trust, Series 1	17,310	1,047,428
WisdomTree Equity Income Fund	12,316	528,972

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,018,962)		4,363,134

Money Market Securities - 8.56%

Fidelity Institutional Money Market Portfolio - Class I, 0.26% (d)	3,304,493	$3,304,493

TOTAL MONEY MARKET SECURITIES (Cost $3,304,493)		3,304,493

TOTAL INVESTMENTS (Cost $39,808,732) - 106.94%		$41,259,689

Liabilities in excess of other assets - (6.94)%		(2,676,831)

TOTAL NET ASSETS - 100.00%		$38,582,858

(a) Non-income producing.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(c) Variable rate security; the rate shown represents the rate at January 31, 2012.
(d) Variable rate security; the money market rate shown represents the rate at January 31, 2012.
(e) Date shown represents next reset date as of January 31, 2012.

Tax Related
Unrealized appreciation		$1,476,496
Unrealized depreciation		(33,842)
Unrealized appreciation (depreciation)		$1,442,654

Aggregate cost of securities for income tax purposes		$39,817,035

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Notes to the Schedule of Investments
January 31, 2012
(Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes.  Long-term capital gains are broken out as such.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America, GAAP, establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

The Sound Mind Investing Funds
Notes to the Schedule of Investments
January 31, 2012
 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, foreign bonds denominated in U.S. dollars, U.S. treasury obligations and asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The Sound Mind Investing Funds
Notes to the Schedule of Investments
January 31, 2012
 (Unaudited)

The following is a summary of the inputs used to value the SMI Fund’s investments as of January 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds - greater than 1% of net assets	$232,017,352	$-	$-	$232,017,352

Mutual Funds - less than 1% of net assets	5,688,092	-	-	5,688,092

Exchange-Traded Funds	50,659,191	-	-	50,659,191

Money Market Securities	784,379	-	-	784,379

Total	$289,149,014	$-	$-	$289,149,014

The SMI Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Sound Mind Investing Fund did not hold any derivative instruments during the reporting period. During the period ended January 31, 2012, there were no significant transfers between levels.  The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

The following is a summary of the inputs used to value the Balanced Fund’s investments as of January 31, 2012:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$-	$4,038,681	$-	$4,038,681

Foreign Bonds Denominated in U.S. Dollars	-	880,853	-	880,853

U.S. Treasury Obligations	-	1,950,437	-	1,950,437

Asset-Backed Securities	-	8,038,127	-	8,038,127

Mutual Funds	18,683,964	-	-	18,683,964

Exchange-Traded Funds	4,363,134	-	-	4,363,134

Money Market Securities	3,304,493	-	-	3,304,493

Total	$26,351,591	$14,908,098	$-	$41,259,689

The Sound Mind Investing Funds
Notes to the Schedule of Investments
January 31, 2012
 (Unaudited)

The SMI Balanced Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The SMI Balanced Fund did not hold any derivative instruments during the reporting period. During the period ended January 31, 2012, there were no significant transfers between levels.  The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

The SMI Balanced Fund may buy or sell credit default swap (“CDX”) contracts. The Fund also may enter into CDX agreements as a buyer or seller, which may include both single name CDX agreements and CDX index products. When the Fund writes CDX contracts, it will segregate cash or liquid securities in an amount equal to the notional value of such contracts. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. CDX index products and options thereon allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements.

In addition to risks associated with swaps generally, credit default swaps may subject the Fund to additional risks. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may either be the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests. Swaps and related options expose the Fund to counterparty credit risk (credit risk described above). The Fund could also suffer losses with respect to a swap agreement (or an option thereon) if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

The Fund may also invest in credit default swap index products and in options on credit default swap index products. These instruments are designed to track segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap market provides investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap index product will go up or down in response to changes in the perceived credit risk and default experience of the basket of issuers, instead of the exchange of the stream of payments for the payment of the notional amount (if a Credit Event occurs) that is the substance of a single name credit default swap. Such investments are subject to liquidity risks as well as counterparty and other risks associated with investments in credit default swaps discussed above.

In accordance with GAAP, the fair value of credit default swaps can be found on Statement of Assets and Liabilities under receivable/payable for swap agreements and on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.  For the quarter ended January 31, 2012, the realized gain (loss) and change in unrealized appreciation (depreciation) on swap agreements were as follows:

Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk:	Net realized gain (loss) on swap
Credit Default Swap Agreements	agreements and Change in unrealized
appreciation (depreciation) on swap
	agreements	103,894	-

The Sound Mind Investing Funds
Notes to the Schedule of Investments
January 31, 2012
 (Unaudited)

During the period ended January 31, 2012, the Fund had written total notional value of swap contracts of 2,685,000.  The total notional value of terminated swap contracts was $2,685,000.  No collateral was posted by either party as of January 31, 2012.  There were no open contracts as of January 31, 2012.  The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the period ended January 31, 2012.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At January 31, 2012, the SMI Balanced Fund held restricted securities representing 2.78% of net assets, as listed on the following page:

The Sound Mind Investing Funds
Notes to the Schedule of Investments
January 31, 2012
 (Unaudited)

	Acquisition	Principal	Amortized	Fair
Issuer Description	Date	Amount	Cost	Value
Credit Suisse Mortgage Capital Certificate,
5.250%, 03/27/2037	6/13/2011	$36,829	$36,840	$37,544
FDIC Trust, Series 2011-C1, Class A,
1.840%, 03/25/2017	(a)	42,032	42,042	42,739
Fuel Trust, 3.984%, 06/15/2016	(b)	65,000	65,086	66,255
Fuel Trust, 4.207%, 04/15/2016	(c)	85,000	85,959	87,371
GS Mortgage Securities Corp. II, Series 2007-EOP,
Class A1, 1.140%, 03/06/2020	(d)	86,309	85,514	86,197
Hertz Vehicle Financing, LLC, Series 2011-1A,
Class A1, 2.200%, 03/25/2015	6/13/2011	125,000	124,997	126,024
Hertz Vehicle Financing, LLC, Series 2009-2A,
Class A1, 4.260%, 03/25/2013	4/21/2011	100,000	103,793	102,601
Liberty Mutual Group, 6.700%, 08/15/2016	1/19/2012	25,000	27,338	26,918
Liberty Mutual Group, 5.000%, 06/01/2021	(e)	140,000	138,316	139,177
Mass Mutual Life Insurance Co., 5.375%, 12/01/2041	1/12/2012	25,000	24,916	26,226
Nationwide Financial Services., 5.375%, 03/25/2021	(f)	155,000	155,945	157,180
Prudential Holdings, LLC, 8.695%, 12/18/2023	2/24/2011	41,000	49,586	50,114
Prudential Insurance Co., 8.300%, 07/01/2025	(g)	85,000	105,671	108,443
Structured Asset Securities Corp., 2005-S7,
Class A2, 0.580%, 12/25/2035	6/22/2011	25,919	16,053	15,921

				1,072,710
(a) Purchased on various dates beginning 04/18/2011.
(b) Purchased on various dates beginning 06/17/2011.
(c) Purchased on various dates beginning 12/15/2011.
(d) Purchased on various dates beginning 03/10/2011.
(e) Purchased on various dates beginning 08/11/2011.
(f) Purchased on various dates beginning 04/20/2011.
(g) Purchased on various dates beginning 05/17/2011.

Becker Value Equity Fund
Schedule of Investments
January 31, 2012
(Unaudited)

Common Stocks - 94.7%	Shares	Fair Value

Consumer Discretionary - 6.8%
Honda Motor Co. ADR	62,000	$2,111,100
Johnson Controls, Inc.	58,470	1,857,592
Target Corp.	45,800	2,327,098
Time Warner, Inc.	62,000	2,297,720
		8,593,510

Consumer Staples - 11.6%
Archer-Daniels-Midland Co.	64,550	1,848,067
Bunge Ltd.	42,500	2,433,975
ConAgra Foods, Inc.	70,500	1,880,235
Hormel Foods Corp.	41,190	1,185,448
Molson Coors Brewing Co., Class B	40,200	1,724,178
Nestle SA ADR	17,505	1,007,063
Wal-Mart Stores, Inc.	30,990	1,901,546
Walgreen Co.	81,000	2,702,160
		14,682,672

Energy - 14.5%
Chevron Texaco Corp.	22,275	2,296,107
ConocoPhillips	35,500	2,421,455
Devon Energy Corp.	41,025	2,617,805
Diamond Offshore Drilling, Inc.	5,000	311,500
Murphy Oil Corp.	25,900	1,543,640
Nabors Industries Ltd. *	73,000	1,359,260
Petroleo Braileiro ADR	64,320	1,796,458
Pioneer Natural Resources Co.	12,400	1,231,320
Royal Dutch Shell PLC ADR	34,000	2,426,240
Schlumberger Ltd.	31,000	2,330,270
		18,334,055
Financials - 15.1%
Allstate Corp. / The	48,900	1,410,765
Blackrock, Inc.	9,000	1,638,000
Chubb Corp. / The	17,600	1,186,416
JPMorgan Chase & Co.	82,060	3,060,838
MetLife, Inc.	58,000	2,049,140
Morgan Stanley	116,000	2,163,400
Lazard Ltd., Class A	7,786	223,614
PNC Financial Services Group, Inc.	27,500	1,620,300
State Street Corp.	50,200	1,966,836
U.S. Bancorp	52,500	1,481,550
Unum Group	99,700	2,276,151
		19,077,010

Health Care - 13.0%
Aetna, Inc.	33,900	1,481,430
Amgen, Inc.	38,500	2,614,535
Becton, Dickinson & Co.	32,500	2,548,325
Covidien PLC	39,515	2,035,022
McKesson Corp.	24,000	1,961,280
Merck & Co., Inc.	76,000	2,907,760
Zimmer Holdings, Inc.	48,000	2,916,000
		16,464,352

Industrials - 13.7%
3M Co.	32,200	2,792,062
Dun & Bradstreet Corp.	32,000	2,649,920
Emerson Electric Co.	26,210	1,346,670
FedEx Corp.	20,820	1,904,822
General Electric Co.	109,800	2,054,358
L-3 Communications Holdings, Inc.	31,070	2,197,892
Raytheon Co.	46,000	2,207,540
Tyco International Ltd.	43,000	2,190,850
		17,344,114

See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Common Stocks - 94.7% - continued	Shares	Fair Value

Information Technology - 11.8%
Harris Corp.	61,520	$2,522,320
Intel Corp.	113,000	2,985,460
Microsoft Corp.	104,000	3,071,120
Symantec Corp. *	155,550	2,673,904
TE Connectivity Ltd.	34,350	1,171,335
VISA, Inc., Class A	24,755	2,491,343
		14,915,482

Materials - 1.8%
PPG Industries, Inc.	24,500	2,194,710

Telecommunication Services - 3.6%
AT&T, Inc.	74,500	2,191,045
Verizon Communications, Inc.	64,400	2,425,304
		4,616,349

Utilities - 2.8%
NextEra Energy, Inc.	29,000	1,735,650
Xcel Energy, Inc.	67,010	1,782,466
		3,518,116

TOTAL COMMON STOCKS (Cost $100,859,686)		119,740,370

Money Market Securities - 5.1%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a)	6,480,161	6,480,161

TOTAL MONEY MARKET SECURITIES (Cost $6,480,161)		6,480,161

TOTAL INVESTMENTS (Cost $107,339,847) - 99.8%		$126,220,531

Other assets in excess of liabilities - 0.2%		293,747

TOTAL NET ASSETS - 100.0%		$126,514,278

(a) Rate disclosed is the seven day yield as of January 31, 2012.
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Liability Co.

Tax Related
Unrealized appreciation		19,528,811
Unrealized depreciation		(730,060)
Net unrealized appreciation		$18,798,751

Aggregate cost of securities for income tax purposes		$107,421,780

See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Related Notes to the Schedule of Investments
January 31, 2012
(Unaudited)

Security Transactions and Related Income – The Becker Value Equity Fund (the “Fund”) follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Becker Value Equity Fund
Related Notes to the Schedule of Investments - continued
January 31, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Fund’s investments as of January 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$119,740,370	$-	$-	$119,740,370

Money Market Securites	6,480,161	-	-	6,480,161

Total	$126,220,531	$-	$-	$126,220,531
*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of January 31, 2012.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of March 30, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
___/s/ John C. Swhear                                    ________
John C. Swhear, Interim President

Date            3/30/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
_____/s/ John C. Swhear                                          ___
John C. Swhear, Interim President

Date              3/30/2012________

By
_____/s/ Robert W. Silva                        ________
Robert W. Silva, Treasurer

Date           3/30/2012_______